Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Valuation Allowance					$ 1,237,000	$ 560,000
Effective Income Tax Rate Reconciliation, Percent	(5.80%)	(0.10%)	(2.60%)	(0.10%)	(0.10%)	0.90%
Income taxes at statutory rate			21.00%		21.00%	21.00%
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount					$ 1,118,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate					$ 0